Segment Reporting (Details) - Schedule of Each Reportable Segment’s Revenue and Income - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Battery Cells and Packs Segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,732,871	$ 1,581,023
Depreciation and amortization	222,039	11,586
Segment loss before tax	$ (826,691)	$ (467,914)
Segment gross profit margin	3.90%	4.50%
E-bicycle Sales Segment [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 3,001,709	$ 4,055,330
Depreciation and amortization	103,798	314,218
Segment loss before tax	$ (3,093,019)	$ (1,110,789)
Segment gross profit margin	2.50%	1.60%
Subtotal from Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 4,734,580	$ 5,636,353
Depreciation and amortization	325,837	325,804
Segment loss before tax	$ (3,919,710)	$ (1,578,703)
Segment gross profit margin	3.00%	2.40%
Other [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 427,118	$ 393,825
Depreciation and amortization	230,081	133,930
Segment loss before tax	$ (1,117,055)	$ (468,657)
Segment gross profit margin	9.00%	36.90%
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 5,161,698	$ 6,030,178
Depreciation and amortization	555,918	459,734
Segment loss before tax	$ (5,036,765)	$ (2,047,360)
Segment gross profit margin	3.50%	4.70%